Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	¥ (12,235,789)	$ (1,749,695)	¥ 74,197,711
Cash Flows From Investing Activities
Purchase of property and equipment	(8,997)	(1,287)
Loans made to related parties	(566,283)	(80,977)
Collection of loan to related parties	470,000	67,209
Prepayment for equity investments	(2,400,000)	(343,195)	(4,375,000)
Investment in an equity investee	(5,000,000)	(714,990)
Acquisition of a subsidiary	(1,450,000)	(207,348)
Cash acquired from acquisition of a subsidiary	22,331,875	3,193,416
Net cash (used in) provided by investing activities	13,376,595	1,912,828	(4,375,000)
Cash Flows From Financing Activities
Net proceeds from issuance of convertible notes	1,702,121	243,400	16,024,928
Repayment of convertible notes	(3,729,908)	(533,370)	(2,483,924)
Proceeds from short-term bank borrowings	26,000,000	3,717,951	32,000,000
Repayment of short-term borrowings	(12,298,295)	(1,758,633)	(25,014,237)
Borrowings from related parties	26,565,575	3,798,827	2,500,000
Repayment of borrowings to related parties	(12,237,278)	(1,749,907)
Net cash provided by financing activities	26,002,215	3,718,268	23,026,767
Effect of exchange rate changes on cash and cash equivalents	(974,200)	(139,310)	(80,500)
Net increase in cash, cash equivalents and restricted cash	26,168,820	3,742,091	92,768,978
Cash, cash equivalents and restricted cash at beginning of the period	19,529,707	2,792,711	46,145,326	¥ 46,145,326
Cash, cash equivalents and restricted cash at end of the period	45,698,527	6,534,802	138,914,304	19,529,707
Supplemental Cash Flow Information
Cash paid for interest expense	707,145	101,120	556,776
Cash paid for income tax
Non-cash Investing and Financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			5,013,830
Disposal of operating lease right-of-use assets			(1,508,268)
Issuance of shares to settlement convertible notes	378,312	$ 54,098	9,789,421
Cash and cash equivalents	27,518,219			10,284,108	$ 3,935,053
Restricted cash	8,180,308			4,245,599	1,169,768
Restricted cash, noncurrent	10,000,000			5,000,000	1,429,981
Total Assets	¥ 45,698,527		¥ 138,914,304	¥ 19,529,707	$ 6,534,802